Interests in Other Entities - Schedule of Subsidiaries With Significant Non-Controlling Interests (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of subsidiaries [line items]
Profit attributable to non-controlling interests	£ 36	£ 36	[1]	£ 37	[1]
Accumulated non-controlling interests of the subsidiary	235	397
Total assets	293,676	299,064		288,488
Total liabilities	277,298	282,819		272,147
Profit after tax	1,405	438	[1]	709	[1]
Total comprehensive income for the year	1,870	186		£ 373
Subsidiaries with material non-controlling interests
Disclosure of subsidiaries [line items]
Profit attributable to non-controlling interests	0	19
Accumulated non-controlling interests of the subsidiary	0	162
Dividends paid to non-controlling interests	0	15
Total assets	0	3,451
Total liabilities	0	3,127
Profit after tax	0	38
Total comprehensive income for the year	£ 0	£ 33

[1]	Adjusted to reflect the presentation of discontinued operations as set out in Note 43.